Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Current assets [abstract]
Cash and cash equivalents	$ 9,770	[1]	$ 165,112	$ 83,439
Investments	1,582	[2]	26,728	51
Trade receivables, net	2,300	[2]	38,863	45,527
Inventories	3,445	[2]	58,222	62,224
Recoverable taxes	1,227	[2]	20,738	19,361
Other current financial assets	998	[2]	16,860	11,369
Other current assets	226	[2]	3,817	4,478
Current assets held for sale	1,528	[2]	25,819	0
Total current assets	21,076	[2]	356,159	226,449
NON CURRENT ASSETS
Equity method accounted investees	1,553	[2]	26,247	103,669
Property, plant and equipment, net	8,375	[2]	141,530	134,001
Right-of-use assets	5,204	[2]	87,941	83,966
Intangible assets, net	8,475	[2]	143,218	190,772
Deferred tax assets	1,633	[2]	27,598	26,890
Other non-current financial assets	868	[2]	14,667	23,810
Other non-current assets, net	503	[2]	8,496	9,258
Total non-current assets	26,611	[2]	449,697	572,366
TOTAL ASSETS	47,687	[2]	805,856	798,815
CURRENT LIABILITIES
Bank loans and notes payable	145	[2]	2,453	1,862
Current portion of non-current debt	355	[2]	5,998	16,479
Lease liabilities	724	[2]	12,236	12,095
Interest payable	99	[2]	1,677	2,075
Trade payable	4,824	[2]	81,518	78,400
Accounts payable	1,584	[2]	26,772	31,842
Income tax payable	572	[2]	9,666	5,419
Other current financial liabilities	1,804	[2]	30,492	28,750
Current liabilities held for sale	685	[2]	11,569	0
Total current liabilities	10,792	[2]	182,381	176,922
NON-CURRENT LIABILITIES
Bank loans and notes payable	7,596	[2]	128,373	173,400
Non-current portion lease liabilities	4,961	[2]	83,837	81,222
Employee benefits	409	[2]	6,920	7,048
Deferred tax liabilities	436	[2]	7,371	6,823
Other non-current financial liabilities	572	[2]	9,665	6,618
Provisions	256	[2]	4,323	4,685
Other non-current liabilities	273	[2]	4,617	4,296
Total non-current liabilities	14,503	[2]	245,106	284,092
TOTAL LIABILITIES	25,295	[2]	427,487	461,014
EQUITY
Capital stock	198	[2]	3,348	3,347
Additional paid-in capital	1,041	[2]	17,599	17,714
Retained earnings	18,027	[2]	304,653	251,192
Other comprehensive income (loss)	(1,283)	[2]	(21,740)	(9,649)
Equity attributable to equity holders of the parent	17,983	[2]	303,860	262,604
Non-controlling interest	4,409	[2]	74,509	75,197
TOTAL EQUITY	22,392	[2]	378,369	337,801
TOTAL LIABILITIES AND EQUITY	$ 47,687	[2]	$ 805,856	$ 798,815

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3